INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 6 –intangible assets

Intangible assets are summarized as follows:

	June 30, 2018	June 30, 2017
Software registration rights	$4,929	$4,508
Patent	1,203	—
Value-added telecommunications business license	12,049	11,833
Subtotal	18,181	16,341
Less: Accumulated depreciation	4,294	2,558
Total	$13,887	$13,783

Amortization expense for the years ended June 30, 2018 and 2017 were $1,687 and $1,471, respectively.